Leases (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Depreciation, right-of-use assets	$ 112,945	$ 69,165	$ 6,544
Lease terms	1 year
Rental expense	$ 15,295	$ 31,003	$ 52,660